Equity: - Share based payment compensation was allocated to operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity:
Share-based payments	$ 3,667	$ 1,145	$ 382
Cost of sales
Equity:
Share-based payments	333	549
Exploration expenses
Equity:
Share-based payments	1,558	58	77
General and administrative expenses
Equity:
Share-based payments	$ 1,776	$ 538	$ 305